INCOME TAXES (Details 1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Current:
Federal			$ (181)	$ (562)
State and local			(16)	(114)
Foreign
Total current			(197)	(676)
Deferred:
Federal			(847)	(413)
State and local			(76)	(84)
Foreign				(19)
Total deferred			(923)	(516)
Total income tax expense (benefit)			$ (1,120)	$ (1,192)